CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
OPERATING ACTIVITIES:
Comprehensive loss	$ (16,047)	$ (10,908)	$ (33,204)	$ (20,778)
Adjustments in respect of income and expenses not involving cash flow:
Share-based compensation to employees and service providers	623	937	1,425	1,496
Depreciation	417	226	767	456
Amortization and impairment of intangible assets	1,773		2,849
Unpaid interest expenses related to borrowing and payable in respect of intangible assets purchase	1,513		1,617
Fair value adjustments on derivative financial instruments		(1,304)		(331)
Fair value losses (gains) on financial assets at fair value through profit or loss	(38)	(35)	37	(87)
Exchange differences and revaluation of bank deposits	(6)	(48)	(165)	(68)
Total adjustments in respect of income and expenses not involving cash flow	4,282	(224)	6,530	1,466
Changes in assets and liability items:
Decrease (increase) in trade receivables	(16,853)	457	(17,354)	(5)
Increase in prepaid expenses and other receivables	(3,266)	(1,072)	(2,626)	(439)
Increase in inventory	(1,983)	(538)	(2,868)	(1,057)
Increase in accounts payable	2,123	330	1,124	1,419
Increase in accrued expenses and other current liabilities	16,715	1,502	21,695	1,408
Total changes in assets and liability items	(3,264)	679	(29)	1,326
Net cash used in operating activities	(15,029)	(10,453)	(26,703)	(17,986)
INVESTING ACTIVITIES:
Purchase of fixed assets	(20)	(128)	(191)	(134)
Purchase of intangible assets	(52,500)		(52,633)
Change in investment in current bank deposits	1,000	(3,200)	4,200	(1,069)
Purchase of financial assets at fair value through profit or loss		(1,942)		(2,575)
Proceeds from sale of financial assets at fair value through profit or loss	1,725	1,880	3,950	2,100
Net cash used in investing activities	(49,795)	(3,390)	(44,674)	(1,678)
FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares, net of issuance costs	6,363		6,363
Proceeds from long-term borrowing, net of transaction costs	(500)		78,845
Movement in restricted cash			(20,000)
Payment of principal with respect to lease liabilities	(404)	(199)	(736)	(385)
Net cash provided by (used in) financing activities	5,459	(199)	64,472	(385)
DECREASE IN CASH AND CASH EQUIVALENTS	(59,365)	(14,042)	(6,905)	(20,049)
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	23	23	154	39
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	81,614	23,014	29,023	29,005
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF PERIOD	22,272	8,995	22,272	8,995
SUPPLEMENTARY INFORMATION ON INTEREST RECEIVED IN CASH	71	162	249	325
SUPPLEMENTARY INFORMATION ON INTEREST PAID IN CASH	2,129	48	2,360	71
Long-term borrowing transaction costs posted as payable			784
Acquisition of right-of-use assets by means of lease liabilities	630	$ 1,101	2,205	$ 2,681
Purchase of intangible assets posted as payable	$ 12,058		$ 12,808